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                           GARDNER, CARTON & DOUGLAS
                           Suite 3400 - Quaker Tower
                            321 North Clark Street
                         Chicago, Illinois 60610-4795
                                (312) 644-3000
                          Telecopier: (312) 644-3381

WRITER'S DIRECT DIAL NUMBER
PAULITA PIKE-BOKHARI
312-245-8759
ppikebokhari@gcd.com

                                                March 3, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

  Re: Prudential Equity Fund, Inc.
      Post-Effective Amendment No. 24 to Registration Statement on Form N-1A 1933 Act File No. 2-75128
      1940 Act File No. 811-3326

Dear Sir or Madam:


     This letter is to certify that the form of prospectus and the Statement of Additional Information that would have been filed under paragraph (b) or
(c) of Rule 497 under the Securities Act of 1933 by the above-referenced registrant would not have differed from that contained in the most recent post-effective amendment to the registration statement on Form N-1A filed by registrant which was filed electronically on or about February 26, 1998.

Very truly yours,

/s/ Marguerite E.H. Morrison

Marguerite E.H. Morrison
Assistant Secretary